Vanguard Target Retirement 2015 Fund

Supplement Dated January 10, 2022, to the Prospectus and Summary Prospectus

Reorganization of Vanguard Target Retirement 2015 Fund into Vanguard Target Retirement Income Fund (collectively, the Funds)

The Board of Trustees of Vanguard Chester Funds (the Trust) has approved an agreement and plan of reorganization (the Agreement) whereby Vanguard Target Retirement 2015 Fund (the 2015 Fund), a series of the Trust, will be reorganized with and into Vanguard Target Retirement Income Fund (the Income Fund), another series of the Trust. In accordance with the disclosure in the prospectus, the asset allocation for each Vanguard Target Retirement Fund (other than the Income Fund) changes over time as the date indicated in the Fund's name draws closer. As the 2015 Fund's asset allocation has become similar to that of the Income Fund, the Board of Trustees has determined combining it with the Income Fund to be in the best interest of shareholders.

The reorganization does not require shareholder approval and is expected to close on or about July 8, 2022. Prior to the closing, shareholders of the 2015 Fund will be issued a combined Information Statement/Prospectus, which will describe the reorganization, provide a description of the Income Fund, and include a comparison of the Funds.

Under the Agreement and after the closing, shareholders of the 2015 Fund will receive Investor Shares of the Income Fund in exchange for their Investor Shares of the 2015 Fund, and the 2015 Fund will cease operations. We anticipate that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

© 2022 The Vanguard Group, Inc. All rights reserved.	PS 308C 012022
Vanguard Marketing Corporation, Distributor.

Vanguard Chester Funds

Supplement Dated January 10, 2022, to the Statement of Additional Information

Reorganization of Vanguard Target Retirement 2015 Fund into Vanguard Target Retirement Income Fund (collectively, the Funds)

The Board of Trustees of Vanguard Chester Funds (the Trust) has approved an agreement and plan of reorganization (the Agreement) whereby Vanguard Target Retirement 2015 Fund (the 2015 Fund), a series of the Trust, will be reorganized with and into Vanguard Target Retirement Income Fund (the Income Fund), another series of the Trust. In accordance with the disclosure in the prospectus, the asset allocation for each Vanguard Target Retirement Fund (other than the Income Fund) changes over time as the date indicated in the Fund's name draws closer. As the 2015 Fund's asset allocation has become similar to that of the Income Fund, the Board of Trustees has determined combining it with the Income Fund to be in the best interest of shareholders.

The reorganization does not require shareholder approval and is expected to close on or about July 8, 2022. Prior to the closing, shareholders of the 2015 Fund will be issued a combined Information Statement/Prospectus, which will describe the reorganization, provide a description of the Income Fund, and include a comparison of the Funds.

Under the Agreement and after the closing, shareholders of the 2015 Fund will receive Investor Shares of the Income Fund in exchange for their Investor Shares of the 2015 Fund, and the 2015 Fund will cease operations. We anticipate that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

© 2022 The Vanguard Group, Inc. All rights reserved.	SAI 059B 012022
Vanguard Marketing Corporation, Distributor.